Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Regulatory capital amounts and ratios
The tables below provide the Bank’s regulatory capital requirements and actual results at December 31, 2019 and 2018.

	Actual		For Capital Adequacy		To Be Well Capitalized
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2019
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$101,280	18.2%	$33,418	6.0%	$44,558	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	108,270	19.4%	44,558	8.0%	55,697	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	101,280	18.2%	25,064	4.5%	36,203	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	101,280	10.4%	39,134	4.0%	48,917	5.0%
December 31, 2018
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$89,188	16.2%	$33,005	6.0%	$44,007	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	96,092	17.5%	44,007	8.0%	55,009	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	89,188	16.2%	24,754	4.5%	35,756	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	89,188	9.8%	36,486	4.0%	45,608	5.0%